Shareholder Report, Holdings (Details) - Rule One Fund (Founders Class Shares)	Jun. 30, 2024
COMMUNICATION SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
CONSUMER DISCRETIONARY [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
CONSUMER STAPLES [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
ENERGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
FINANCIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
COMMON STOCKS [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.13%
MONEY MARKET FUND [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.85%
OPTIONS PURCHASED [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
EXCHANGE TRADED FUND [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
SECURITIES SOLD SHORT [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.34%)
OPTIONS WRITTEN [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.83%)